Operating Assets and Liabilities - Intangible Assets (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets
Cost at beginning of period	kr 254
Cost at end of period	146	kr 254
Licenses, Rights and Patents
Intangible Assets
Cost at beginning of period	254
Cost at end of period	146	254
Licenses, Rights and Patents | Gross carrying amount [member]
Intangible Assets
Cost at beginning of period	891	891
Cost at end of period	891	891
Licenses, Rights and Patents | Accumulated amortization and impairment
Intangible Assets
Cost at beginning of period	(637)	(553)
Amortization for the year	(70)	(84)
Cost at end of period	(745)	kr (637)
Impairment for the year	kr (38)